Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of Lease Liabilities

	December 31, 2023	December 31, 2022
Balance, beginning of year	169,831	33,470
Acquisitions (note 5)	4,336	142,106
Additions	4,362	7,497
Lease payments	(45,017)	(31,834)
Renewals, remeasurements and dispositions	25,505	10,890
Tenant inducement allowances received	91	1,799
Accretion expense	7,921	5,903
Balance, end of year	167,029	169,831

Current portion	30,537	30,206
Long-term	136,492	139,625

Summary of Minimum Lease Payments

The following table presents the contractual undiscounted cash flows, excluding periods covered by lessee lease extension options that have been included in the determination of the lease term, related to the Company’s lease liabilities as at December 31, 2023:

December 31, 2023
Less than one year	41,743
One to three years	69,660
Three to five years	51,372
Thereafter	35,719
Minimum lease payments	198,494